Gurtin California Municipal Value Fund
Gurtin California Municipal Value Fund
Investment Objective

The investment objective of the Gurtin California Municipal Value Fund (the "Fund") is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Gurtin California Municipal Value Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Gurtin California Municipal Value Fund		Institutional Shares	Investor Shares
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.42%	0.74%
Total Annual Fund Operating Expenses		0.87%	1.44%
Fee Waiver and/or Expense Reimbursement	[2]	(0.27%)	(0.59%)
Net Annual Fund Operating Expenses		0.60%	0.85%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Gurtin Fixed Income Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.60% and 0.85%, respectively, through January 28, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example Gurtin California Municipal Value Fund (USD $)	1 Year	3 Years
Institutional Shares	61	251
Investor Shares	87	397

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal instruments the income from which is exempt from both federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California so long as such securities are exempt from both federal and California state income taxes. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund's distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its credit quality standards (i.e., instruments that the Adviser has determined to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody's Investors Services, Inc. ("Moody's"), or in the BBB rating category or above by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch")). Although ratings by credit rating agencies are considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor's credit quality.

The Fund generally expects to purchase securities with maturities of 10 to 20 years at the time of purchase. The Fund generally expects to maintain a portfolio with an overall average duration of approximately 6 to 10 years. Investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its assets in U.S government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund's portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have the potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund's portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio yields.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may focus its assets in a limited number of obligors.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

California and Single State Municipal Securities Risk. The Fund invests primarily in California municipal instruments but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California. It therefore is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Credit Risk. The financial condition of an obligor of a fixed-income security may cause the obligor to be unable to meet its obligation to make interest and principal payments, and may ultimately result in obligor default. A decline in an obligor's credit rating may cause a decrease in the value of the security and an increase in price volatility.

Extension Risk. If interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected maturity of such securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate.

Floating Rate Securities Risk. Floating rate notes generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate ("LIBOR"), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Income Risk. When interest rates fall, the Fund's income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the low interest rate environment, risks associated with rising rates are heightened. Obligations with longer durations may be more sensitive to changes in interest rates.

Liquidity Risk. Certain types of municipal securities that a Fund may hold may be less "liquid," or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly evaluate credit quality of obligors and identify economic trends.

Market Risk. Market risk is the risk that the bond market may go down in value and that you may lose money on your investment in the Fund. Moreover, the securities selected by the Adviser may underperform the bond market, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Municipal Securities Risk. Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project.

New Fund Risk. The Fund is newly formed, and, although the Adviser has experience managing municipal bond portfolios, it is new to managing a portfolio subject to the limitations and restrictions of the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund's Adviser may not be successful in implementing the Fund's investment strategy subject to such limitations and restrictions. As a result, the Fund could be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' effective maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Risk of Taxation. Although the Fund seeks to invest primarily in securities that are not subject to federal income tax, your share of income from the Fund may still be subject to alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Tax-Exempt Status Risk. Reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

U.S. Treasury and Agency Securities Risk. The Fund's investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

When-Issued Securities Risk. Municipal securities may be issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

Performance Information

The following chart illustrates the variability of the Institutional Shares' returns as of December 31, 2013. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception compare to the Bank of America Merrill Lynch Municipals Miscellaneous Index 7-12 Years, and a blend of 75% Merrill Lynch US Municipal Large Cap Index 7-12 Years and 25% Merrill Lynch US Municipal Large Cap Index 12-22 Years. Updated performance information is available by calling (844) 342-5763 (toll free).

A privately offered fund managed by the Fund's Adviser and portfolio management team ("Predecessor Fund") reorganized into the Fund as of the date the Fund commenced operations (on or about November 3, 2014). This Predecessor Fund was organized on November 16, 2009 and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund, however, was not registered as an investment company under the 1940 Act, and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Past performance is not indicative of future results.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Institutional Shares

During the period shown, the highest return for a quarter was 4.49% for the quarter ended June 30, 2011, and the lowest return was -0.78% for the quarter ended June 30, 2013.

The calendar year-to-date total return as of September 30, 2014 was 8.68%.

Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns Gurtin California Municipal Value Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Institutional Shares - Return Before Taxes	1.40%	4.88%	May 03, 2010
After Taxes on Distributions Institutional Shares	Institutional Shares - Return After Taxes on Distributions	1.40%	4.88%
After Taxes on Distributions and Sales Institutional Shares	Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	0.96%	4.76%
Bank of America Merrill Lynch Municipals Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	Bank of America Merrill Lynch Municipals Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	(0.57%)	5.68%
Blend of 75% Merrill Lynch US Municipal Large Cap Index 7-12 Years and 25% Merrill Lynch US Municipal Large Cap Index 12-22 Years (reflects no deduction for fees, expenses or taxes)	Blend of 75% Merrill Lynch US Municipal Large Cap Index 7-12 Years and 25% Merrill Lynch US Municipal Large Cap Index 12-22 Years (reflects no deduction for fees, expenses or taxes)	(3.00%)	4.88%